Note 4 - Common Stock (Tables)	9 Months Ended
Sep. 30, 2012
Schedule of Common Stock Outstanding Roll Forward [Table Text Block]
The Company is authorized to issue 700,000,000 shares of Class A Common Stock, Class A, with a par value of $0.001. The Company's board of directors and majority of its Class A Common Stock holders approved a reverse split of 400:1 for all shares issued and outstanding as of March 27, 2012. The reverse split will be effective at May 14, 2012. Therefore, in the period ended September 30, 2012, the company issued a total of 285,604,200 Class A Common Stock shares.

Date	Category(in exchange for)
5/14/2012	Reverse	(190,874,048)
5/14/2012	Services	64,100,000
5/31/2012	Services	200,000
6/5/2012	Cash/Services	3,000,000
6/11/2012	Convertible Notes	3,181,818
6/14/2012	Services	250,000
6/19/2012	Cash/Services	1,750,000
6/21/2012	Convertible Notes	3,214,286
	Subtotal	(115,177,944)

	Shares issued in the beginning balance	191,352,500
	Total Class A Common Stock Shares Issued in first Quarter 2012	(115,177,944)
	Shares issued as of June 30, 2012	76,174,556
7/5/2012	Services	25,000,000
7/5/2012	Services	25,000,000
7/5/2012	Convertible Notes	3,235,294
7/6/2012	Services	1,655,000
7/10/2012	Services	10,000,000
7/10/2012	Services	10,000,000
7/11/2012	Convertible Notes	3,235,294
7/11/2012	Services	2,000,000
7/11/2012	Cash/Services	5,000,000
7/13/2012	Convertible Notes	3,235,294
7/17/2012	Convertible Notes	3,235,294
7/24/2012	Convertible Notes	3,235,294
7/27/2012	Cash/Services	5,000,000
8/1/2012	Convertible Notes	3,235,294
8/7/2012	Convertible Notes	3,263,158
8/8/2012	Cash/Services	5,000,000
8/10/2012	Convertible Notes	3,263,158
8/13/2012	Cash/Services	5,000,000
8/15/2012	Services	200,000
8/15/2012	Services	1,655,000
8/15/2012	Services	200,000
8/15/2012	Cash/Services	5,000,000
8/21/2012	Services	8,000,000
8/21/2012	Services	8,000,000
8/21/2012	Convertible Notes	8,842,105
8/27/2012	Convertible Notes	4,105,263
8/28/2012	Convertible Notes	2,941,176
9/1/2012	Services	625,000
9/1/2012	Services	625,000
9/4/2012	Cash/Services	10,000,000
9/5/2012	Convertible Notes	4,947,368
9/11/2012	Convertible Notes	4,347,826
9/12/2012	Convertible Notes	6,521,739
9/13/2012	Convertible Notes	3,826,087
9/21/2012	Cash/Services	20,000,000
	Subtotal	209,429,644

	Shares issued in the beginning balance	76,174,556
	Total Class A Common Stock Shares Issued in 3rd Quarter 2012	209,429,644
	Shares issued as of September 30, 2012	285,604,200